General New Jersey Municipal Money Market Fund, Inc.

Incorporated herein by reference is a revised version of the Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 25, 2015 (SEC Accession No. 0000831363-15-000034).